Fair value of financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets measured at fair value
Equities	$ 5,236	$ 1,752	$ (8,694)
Financial assets not measured at fair value
Cash and cash equivalents	12,119	10,417	$ 20,439
Current (terms of one year or less)	54,978	69,949
Non-Current (terms exceeding one year)	1,135	34,726
Financial liabilities not measured at fair value
Accounts payable and accruals	7,843	11,254
Credit facilities	37,644	76,472
Debentures	40,658	44,039
Convertible debentures	8,751	12,373
Level 1 [Member]
Financial assets not measured at fair value
Cash and cash equivalents	12,119	10,417
Level 2 [Member]
Financial assets measured at fair value
Equities	154	99
Financial assets not measured at fair value
Current (terms of one year or less)	54,978	69,647
Financial liabilities not measured at fair value
Accounts payable and accruals	7,843	11,254
Credit facilities	37,644	76,472
Debentures	40,658	44,867
Convertible debentures	8,751	12,373
Level 3 [Member]
Financial assets measured at fair value
Equities	18,291	20,491
Partnership interest and other		200
Financial assets not measured at fair value
Non-Current (terms exceeding one year)	1,064	34,396
Total Fair Value [Member]
Financial assets measured at fair value
Equities	18,445	20,590
Partnership interest and other		200
Financial assets not measured at fair value
Cash and cash equivalents	12,119	10,417
Current (terms of one year or less)	54,978	69,647
Non-Current (terms exceeding one year)	1,064	34,396
Financial liabilities not measured at fair value
Accounts payable and accruals	7,843	11,254
Credit facilities	37,644	76,472
Debentures	40,658	44,867
Convertible debentures	8,751	12,373
Mandatorily at FVTPL [Member]
Financial assets measured at fair value
Equities	18,445	20,590
Partnership interest and other		200
Total financial assets measured at fair value	18,445	20,790
Financial asset at amortized cost [Member]
Financial assets not measured at fair value
Cash and cash equivalents	12,119	10,417
Current (terms of one year or less)	54,978	69,949
Non-Current (terms exceeding one year)	1,135	34,726
Total financial assets not measured at fair value	68,232	115,092
Other Financial Liabilities [Member]
Financial liabilities not measured at fair value
Accounts payable and accruals	7,843	11,254
Credit facilities	37,644	76,472
Debentures	40,658	44,039
Convertible debentures	8,751	12,373
Total Financial liabilities not measured at fair value	94,896	144,138
Total Carrying Value [Member]
Financial assets measured at fair value
Equities	18,445	20,590
Partnership interest and other		200
Total financial assets measured at fair value	18,445	20,790
Financial assets not measured at fair value
Cash and cash equivalents	12,119	10,417
Current (terms of one year or less)	54,978	69,949
Non-Current (terms exceeding one year)	1,135	34,726
Total financial assets not measured at fair value	68,232	115,092
Financial liabilities not measured at fair value
Accounts payable and accruals	7,843	11,254
Credit facilities	37,644	76,472
Debentures	40,658	44,039
Convertible debentures	8,751	12,373
Total Financial liabilities not measured at fair value	$ 94,896	$ 144,138